Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000003010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	20.02%		13.80%			13.29%
C000003009 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	19.81%		13.60%			13.07%
C000003029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	7.79%		16.22%			8.78%
C000003030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.10%		16.56%			9.08%
C000194566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	8.17%		16.63%	8.04%
C000194567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	2.00%		10.87%	6.80%
C000050291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	1.89%		10.79%			7.68%
C000003037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	1.63%		10.52%			7.41%
C000003038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	5.51%		12.73%			9.48%
C000040086 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.78%		13.02%			9.77%
C000194568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	5.92%		13.14%	8.43%
C000194569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	5.47%		12.88%	8.48%
C000050292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.43%		12.80%			10.35%
C000046749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	5.07%		12.51%			10.08%
C000092914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	11.59%		10.09%			8.98%
C000101741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.76%		10.25%			9.17%
C000230346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	11.79%	3.31%
C000194575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	10.86%		10.56%	7.54%
C000161967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.88%		10.50%		8.91%
C000161968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	10.49%		10.22%		8.64%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	12.08%	17.64%	15.04%		14.64%
Standard And Poor s 500 C000161968 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					14.50%
Standard And Poor s 500 C000161967 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					14.50%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Average Annual Return, Percent	31.99%		18.39%			16.95%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	7.86%		13.23%	8.44%		9.20%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Average Annual Return, Percent	11.06%		14.26%	9.29%		9.89%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	9.87%		13.85%	6.72%		8.66%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	10.11%		14.39%	7.87%		9.02%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	15.78%	2.01%	8.05%			10.65%
Russell 3000 Value C000161968 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					9.73%
Russell 3000 Value C000161967 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					9.73%